ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

($ millions)	Currency Translation Reserve	Cash Flow Hedge Reserve	Pension and other Post-Retirement Benefit Plan Adjustments(2)	Total
Balance at December 31, 2020	48	—	(46)	2
Other comprehensive (loss) gain before hedging activities	(18)	—	34	16
Other comprehensive gain resulting from hedging activities(1)	2	8	—	10
Balance at December 31, 2021	32	8	(12)	28
Other comprehensive gain before hedging activities	295	—	15	310
Other comprehensive (loss) gain resulting from hedging activities(1)	(20)	23	—	3
Balance at December 31, 2022	307	31	3	341
(1)     Amounts relate to hedges of the Company's net investment in foreign operations (reported in Currency Translation Reserve) and interest rate derivatives designated as cash flow hedges (reported in Cash Flow Hedge Reserve) (Note 24).
(2)     Pension and other Post-Retirement Benefit Plan Adjustments will not be reclassified into earnings.